Fair Value (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Details
Fair Value, Equity, Level 1 to Level 2 Transfers, Amount	$ 0	$ 0
Fair Value, Equity, Level 2 to Level 1 Transfers, Amount	0	0
Fair Value, Liabilities, Level 1 to Level 2 Transfers, Amount	0	0
Fair Value, Liabilities, Level 2 to Level 1 Transfers, Amount	0	$ 0
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	$ 0